Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Exploration and evaluation assets	$ 95,830	$ 94,272
Property, plant and equipment	183,663	179,649
Deferred tax asset	310	153
Total non-current assets	279,803	274,074
Income tax receivable	70	1,120
Inventories	22,732	20,304
Derivative financial assets	0	88
Trade and other receivables	9,651	9,952
Prepayments	6,717	2,538
Cash and cash equivalents	7,204	6,708
Assets held for sale	13,483	13,519
Total current assets	59,857	54,229
Total assets	339,660	328,303
Equity and liabilities
Share capital	165,408	165,068
Reserves	139,029	137,819
Retained loss	(58,407)	(63,172)
Equity attributable to shareholders	246,030	239,715
Non-controlling interests	25,834	24,477
Total equity	271,864	264,192
Liabilities
Deferred tax liabilities	6,101	6,131
Provisions	9,562	10,985
Loans and borrowings - long term portion	1,771	0
Loan notes - long term portion	8,282	6,447
Cash-settled share-based payment - long term portion	583	374
Lease liabilities - long term portion	8	41
Total non-current liabilities	26,307	23,978
Cash-settled share-based payment - short term portion	1,081	920
Income tax payable	2,244	10
Lease liabilities - short term portion	94	167
Loan notes - short term portion	855	665
Trade and other payables	22,278	20,503
Overdraft and term loans	14,839	17,740
Liabilities associated with assets held for sale	98	128
Total current liabilities	41,489	40,133
Total liabilities	67,796	64,111
Total equity and liabilities	$ 339,660	$ 328,303